UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza
Suite 200
Oakbrook Terrace, IL 60181
(Address of principal executive offices)(Zip code)

ALEXANDER D. HUDSON

Chief Operating Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P. C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Companies.
Item 13.	Exhibits.

Item 1. Reports to Stockholders.

Annual Report

December 31, 2020

ADMINISTRATOR

BCS Financial Services Corporation

2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

February 23, 2021

Dear Investors:

2020 marked another successful year for Plan Investment Fund (“PIF” or the “Fund”). Assets under management increased 32% from 2019, averaging $1.75 billion for the fiscal year. Blue Cross and Blue Shield (“BCBS”) Plan utilization increased during the year with 25 investors utilizing the Fund for their daily operating and strategic cash assets. We are gratified by the trust and confidence placed in us across the BCBS system. This year will mark the 35th anniversary since our founding, and while offerings have changed and evolved over time, we remain steadfast in our mission to provide preeminent liquidity funds and best-in-class customer service to BCBS Plans.

Sincerely,

Susan A. Pickar

President and Chief Executive Officer

Past Performance Does Not Guarantee Future Results. The Portfolios may experience negative performance.

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio Schedule of Investments December 31, 2020

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
TOTAL INVESTMENTS – 78.9%
U.S. TREASURY OBLIGATIONS – 46.1%
$48,050,000	U.S. Treasury Bill (1)	0.08%	01/05/21	$48,049,600
6,945,000	U.S. Treasury Bill (1)	0.10%	01/28/21	6,944,479
125,000,000	U.S. Treasury Bill (1)	0.08%	02/02/21	124,991,666
15,259,200	U.S. Treasury Bill (1)	0.10%	02/09/21	15,257,547
100,000,000	U.S. Treasury Bill (1)	0.10%	02/23/21	99,985,278
52,000,000	U.S. Treasury Bill (1)	0.09%	02/25/21	51,993,247
48,000,000	U.S. Treasury Bill (1)	0.09%	03/02/21	47,993,653
163,000,000	U.S. Treasury Bill (1)	0.10%	03/04/21	162,971,928
33,000,000	U.S. Treasury Bill (1)	0.09%	03/09/21	32,994,473
3,250,000	U.S. Treasury Bill (1)	0.10%	03/18/21	3,249,348
3,110,000	U.S. Treasury Bill (1)	0.18%	03/25/21	3,108,734
25,000,000	U.S. Treasury Bill (1)	0.10%	04/01/21	24,994,062
100,000,000	U.S. Treasury Bill (1)	0.08%	04/08/21	99,978,444
2,000,000	U.S. Treasury Bill (1)	0.11%	04/29/21	1,999,279
2,524,000	U.S. Treasury Bill (1)	0.09%	05/11/21	2,523,180
17,870,000	U.S. Treasury Bill (1)	0.10%	05/20/21	17,863,100
19,840,000	U.S. Treasury Bill (1)	0.09%	06/24/21	19,831,370
12,208,600	U.S. Treasury Bill (1)	0.14%	11/04/21	12,194,545
2,065,000	U.S. Treasury Note	2.00%	01/15/21	2,066,282
5,000,000	U.S. Treasury Note	2.50%	01/31/21	5,009,387
940,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.14%)	0.23%	04/30/21	939,745
20,000,000	U.S. Treasury Note	2.25%	04/30/21	20,139,189
1,760,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.30%)	0.39%	10/31/21	1,760,873
	Total U.S. Treasury Obligations (Cost $806,839,409)			806,839,409

AGENCY OBLIGATIONS – 32.8% (3)
2,620,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR)	0.17%	01/14/21	2,620,000
5,035,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR+ 0.11%)	0.20%	01/15/21	5,035,000
1,830,000	Federal Farm Credit Banks Funding Corp. (1)	0.88%	01/20/21	1,829,150
6,595,000	Federal Farm Credit Banks Funding Corp. (1)	0.43%	02/12/21	6,591,692
6,095,000	Federal Farm Credit Banks Funding Corp. (1)	0.27%	03/17/21	6,091,571
8,545,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR+ 0.05%)	0.20%	04/16/21	8,545,000
10,000,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR+ 0.20%)	0.29%	04/22/21	10,000,607
10,485,000	Federal Farm Credit Banks Funding Corp. (1)	0.19%	06/01/21	10,476,644
4,380,000	Federal Farm Credit Banks Funding Corp. (2) (3 Month U.S. Treasury Money Market + 0.26%)	0.36%	06/17/21	4,379,782

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)
$7,780,000	Federal Farm Credit Banks Funding Corp. (1)	0.11%	06/30/21	$7,775,721
2,515,000	Federal Farm Credit Banks Funding Corp. (2) (3 Month U.S. Treasury Money Market + 0.23%)	0.32%	07/08/21	2,515,000
9,825,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR+ 0.08%)	0.17%	07/09/21	9,825,000
1,080,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR+ 0.11%)	0.26%	07/09/21	1,080,000
4,215,000	Federal Farm Credit Banks Funding Corp. (1)	0.14%	07/21/21	4,211,705
5,275,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR+ 0.07%)	0.16%	08/20/21	5,275,000
1,925,000	Federal Farm Credit Banks Funding Corp. (1)	0.13%	08/24/21	1,923,366
1,580,000	Federal Farm Credit Banks Funding Corp. (1)	0.13%	08/31/21	1,578,619
785,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR+ 0.13%)	0.28%	10/08/21	785,000
8,850,000	Federal Farm Credit Banks Funding Corp. (1)	0.13%	10/26/21	8,840,477
1,535,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR+ 0.11%)	0.26%	11/12/21	1,535,000
2,895,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR+ 0.19%)	0.28%	11/18/21	2,895,000
4,655,000	Federal Farm Credit Banks Funding Corp. (1)	0.10%	12/02/21	4,650,668
3,880,000	Federal Farm Credit Banks Funding Corp. (2) (3 Month U.S. Treasury Money Market + 0.15%)	0.25%	12/13/21	3,876,329
5,955,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR+ 0.18%)	0.27%	01/14/22	5,955,000
8,465,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR+ 0.20%)	0.29%	06/23/22	8,465,000
25,555,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR+ 0.18%)	0.27%	07/20/22	25,551,070
2,360,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR+ 0.10%)	0.19%	09/02/22	2,360,000
7,965,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR+ 0.08%)	0.17%	10/14/22	7,965,000
1,805,000	Federal Home Loan Banks (1)	0.16%	01/04/21	1,804,976
4,775,000	Federal Home Loan Banks (2) (3 Month USD LIBOR - 0.17%)	0.06%	01/08/21	4,775,000
11,520,000	Federal Home Loan Banks (1)	0.11%	01/15/21	11,519,530
86,465,000	Federal Home Loan Banks (1)	0.10%	01/20/21	86,460,437
1,655,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.05%)	0.14%	01/22/21	1,655,000
15,000,000	Federal Home Loan Banks (1)	0.10%	01/29/21	14,998,857
5,715,000	Federal Home Loan Banks (1)	0.07%	02/03/21	5,714,633
15,460,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.03%)	0.11%	02/24/21	15,460,062

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)
$3,785,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.08%)	0.17%	03/04/21	$3,785,000
14,930,000	Federal Home Loan Banks (1)	0.08%	03/10/21	14,927,885
5,830,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.12%)	0.21%	03/12/21	5,830,000
3,610,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.11%)	0.20%	03/25/21	3,610,000
4,745,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.17%)	0.26%	04/09/21	4,745,000
20,000,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.23%)	0.32%	04/13/21	20,000,000
10,000,000	Federal Home Loan Banks (1)	0.12%	04/16/21	9,996,646
13,685,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.16%)	0.25%	05/07/21	13,685,000
20,755,000	Federal Home Loan Banks	0.17%	05/13/21	20,754,820
15,000,000	Federal Home Loan Banks (2) (1 Month USD LIBOR)	0.15%	05/14/21	15,000,000
2,590,000	Federal Home Loan Banks (1)	0.10%	05/19/21	2,589,017
10,210,000	Federal Home Loan Banks	0.12%	06/04/21	10,209,507
8,365,000	Federal Home Loan Banks (1)	0.20%	06/11/21	8,357,518
4,015,000	Federal Home Loan Banks	0.20%	06/17/21	4,014,857
7,080,000	Federal Home Loan Banks	0.11%	06/29/21	7,079,782
3,770,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.08%)	0.17%	07/08/21	3,770,000
5,960,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.09%)	0.18%	09/10/21	5,960,000
19,000,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.12%)	0.21%	10/13/21	19,000,000
6,905,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.12%)	0.21%	02/28/22	6,905,000
9,000,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.09%)	0.18%	09/08/22	9,000,000
6,255,000	Federal Home Loan Banks (2) (1 Day USD SOFR+ 0.07%)	0.16%	11/10/22	6,255,000
6,465,000	Federal Home Loan Mortgage Corp. (2) (1 Day USD SOFR)	0.27%	12/13/21	6,465,000
20,000,000	Federal Home Loan Mortgage Corp. (2) (1 Day USD SOFR+ 0.19%)	0.28%	06/02/22	20,000,000
15,000,000	Federal National Mortgage Association (2) (1 Day USD SOFR+ 0.29%)	0.39%	10/04/21	15,000,000
7,830,000	Federal National Mortgage Association (2) (1 Day USD SOFR+ 0.35%)	0.44%	04/07/22	7,830,000
9,100,000	Federal National Mortgage Association (2) (1 Day USD SOFR+ 0.39%)	0.48%	04/15/22	9,100,000

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)
$15,000,000	Federal National Mortgage Association (2) (1 Day USD SOFR+ 0.30%)	0.39%	04/28/22	$15,000,000
	Total Agency Obligations (Cost $573,890,928)			573,890,928
	Total Investments – 78.9% (Cost $1,380,730,337)			1,380,730,337

REPURCHASE AGREEMENTS – 23.8%
18,000,000	Bank of Montreal Dated 12/31/2020, To be repurchased at $18,000,100, (collateralized by $17,913,469 par amount of U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 2.88%; due 1/07/21 to 11/15/49; Total Fair Value $18,360,040)	0.05%	01/04/21	18,000,000
70,000,000	BNP Paribas Securities Co. Dated 12/31/2020, To be repurchased at $70,000,467, (collateralized by $69,951,134 par amount of U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 1.88%; due 7/31/22 to 2/15/49; Total Fair Value $71,400,040)	0.06%	01/04/21	70,000,000
60,000,000	BNP Paribas Securities Co. Dated 12/31/2020, To be repurchased at $60,002,333, (collateralized by $59,839,876 par amount of a U.S Treasury Bill, U.S. Treasury Bonds, U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 8.00%; due 2/15/21 to 5/15/47; Total Fair Value $61,200,000)	0.10%	01/14/21	60,000,000
25,000,000	Goldman Sachs & Co. Dated 12/31/2020, To be repurchased at $25,000,194 (collateralized by $24,789,023 par amount of a U.S. Treasury Bond, 3.00%; due 2/15/48; Total Fair Value $25,500,030)	0.07%	01/04/21	25,000,000
30,000,000	HSBC Securities (USA), Inc. Dated 12/31/2020, To be repurchased at $30,000,200, (collateralized by $29,876,983 par amount of a U.S. Treasury Bond, and a U.S. Treasury Strip, 0.00% to 2.88%; due 8/15/29 to 8/15/45; Total Fair Value $30,600,047)	0.06%	01/04/21	30,000,000

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)
$10,000,000	Mitsubishi UFJ Securities Co. Dated 12/31/2020, To be repurchased at $10,000,078 (collateralized by $9,979,355 par amount of Government National Mortgage Association, 2.00% to 4.50%; due 11/20/31 to 7/20/50; Total Fair Value $10,200,000)	0.07%	01/04/21	$10,000,000
12,000,000	Natixis S.A. Dated 12/31/2020, To be repurchased at $12,000,080 (collateralized by $11,968,934 par amount of U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 3.00%; due 3/04/21 to 8/15/49; Total Fair Value $12,240,000)	0.06%	01/04/21	12,000,000
3,000,000	Natixis S.A. Dated 12/31/2020, To be repurchased at $3,000,027 (collateralized by $2,989,149 par amount of Federal National Mortgage Backed Securities, Government National Mortgage Association, U.S. Treasury Bills, U.S. Treasury Bonds, and U.S. Treasury Notes, 0.00% to 5.50%; due 4/08/21 to 7/20/50; Total Fair Value $3,069,356)	0.08%	01/04/21	3,000,000
50,000,000	TD Securities (USA), LLC Dated 12/31/2020, To be repurchased at $50,000,278 (collateralized by $49,838,967 par amount of U.S. Treasury Notes, 1.50% to 2.25%; due 4/30/22 to 11/15/27; Total Fair Value $51,000,015)	0.05%	01/04/21	50,000,000
99,000,000	TD Securities (USA), LLC Dated 12/31/2020, To be repurchased at $99,000,770 (collateralized by $98,806,313 par amount of Government National Mortgage Association, 2.00% to 3.00%; due 6/20/50 to 10/20/50; Total Fair Value $100,980,000)	0.07%	01/04/21	99,000,000

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2020 (Concluded)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)
$40,000,000	The Bank of Nova Scotia Dated 12/31/2020, To be repurchased at $40,000,267 (collateralized by $39,949,474 par amount of U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 4.38%; due 3/18/21 to 8/15/47; Total Fair Value $40,800,366)	0.06%	01/04/21	$40,000,000

	Total Repurchase Agreements (Cost $417,000,000)			417,000,000

	Total Investments in Securities – 102.7% (Cost $1,797,730,337)			1,797,730,337

	Liabilities in excess of Other Assets – (2.7)%			(46,697,539)

	Net Assets – 100.0%			$1,751,032,798

	Net Asset Value Per Participation Certificate			$1.00

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at December 31, 2020. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
(3)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2020

Par Value	Issuer	Interest Rate	Maturity	Fair Value
TOTAL INVESTMENTS – 72.7%
U.S. TREASURY OBLIGATIONS – 6.6% (1)
$1,000,000	U.S. Treasury Bill	0.18%	03/25/21	$999,817
3,000,000	U.S. Treasury Bill	0.09%	04/01/21	2,999,438
	Total U.S. Treasury Obligations (Cost $3,998,907)			3,999,255

BANK OBLIGATIONS – 21.8%
CERTIFICATES OF DEPOSIT – 0.8%
500,000	Bank of America NA (2) (3 Month USD LIBOR + 0.15%)	0.38%	07/06/21	500,001
				500,001

EURO CERTIFICATES OF DEPOSIT – 0.8% (1)
500,000	Mitsubishi UFJ Trust and Banking Co.	0.31%	04/12/21	499,660
				499,660

YANKEE CERTIFICATES OF DEPOSIT – 20.2%
1,000,000	Bank of Nova Scotia, Houston (2) (3 Month USD LIBOR + 0.10%)	0.31%	02/08/21	1,000,121
1,000,000	BNP Paribas SA, New York (2) (3 Month USD LIBOR + 0.06%)	0.29%	02/05/21	1,000,077
500,000	Canadian Imperial Bank of Commerce, New York (2) (3 Month USD LIBOR + 0.14%)	0.35%	07/23/21	500,301
500,000	Canadian Imperial Bank of Commerce, New York (2) (3 Month USD LIBOR + 0.16%)	0.39%	08/06/21	500,356
500,000	Credit Industriel Et Commercial SA, New York (2) (3 Month USD LIBOR + 0.09%)	0.31%	04/20/21	500,131
1,000,000	Mizuho Bank Ltd., New York (2) (3 Month USD LIBOR + 0.08%)	0.31%	01/14/21	1,000,025
1,500,000	MUFG Bank Ltd., New York	0.29%	01/28/21	1,500,232
500,000	Nordea Bank ABP, New York (2) (3 Month USD LIBOR + 0.12%)	0.33%	06/09/21	500,234
500,000	Royal Bank of Canada, New York (2) (3 Month USD LIBOR + 0.09%)	0.31%	12/10/21	500,000
500,000	Skandinaviska Enskilda Banken AB, New York	0.25%	05/13/21	500,066
1,000,000	Sumitomo Mitsui Banking Corp., New York (2) (3 Month USD LIBOR + 0.08%)	0.31%	01/04/21	1,000,000
500,000	Sumitomo Mitsui Banking Corp., New York	0.27%	05/03/21	500,017
1,000,000	Sumitomo Mitsui Trust Bank Ltd., New York (2) (3 Month USD LIBOR + 0.09%)	0.32%	01/04/21	1,000,000
1,000,000	Svenska Handelsbanken AB, New York (2) (1 Month USD LIBOR + 0.25%)	0.40%	01/04/21	1,000,029
750,000	Toronto Dominion Bank, New York	0.40%	08/16/21	750,666

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
BANK OBLIGATIONS (continued)
YANKEE CERTIFICATES OF DEPOSIT (continued)
$500,000	Toronto Dominion Bank, New York (2) (3 Month USD LIBOR + 0.10%)	0.31%	08/24/21	$500,287
				12,252,542
	Total Bank Obligations (Cost $13,249,555)			13,252,203

CORPORATE DEBT – 40.3%
COMMERCIAL PAPER – 40.3%
ASSET BACKED SECURITIES – 11.1% (1)(3)
1,000,000	Autobahn Funding Co. LLC	0.16%	02/01/21	999,820
500,000	Barton Capital SA	0.24%	02/24/21	499,828
1,500,000	Bedford Row Funding Corp.	0.10%	01/06/21	1,499,970
750,000	Crown Point Capital Co. LLC	0.26%	04/01/21	749,526
1,000,000	Fairway Finance Co. LLC	0.29%	01/11/21	999,957
500,000	Ionic Capital II Trust	0.24%	02/05/21	499,883
500,000	Mackinac Funding Co. LLC	0.29%	04/15/21	499,526
1,000,000	Old Line Funding LLC	0.31%	01/04/21	999,987
				6,748,497

FINANCIAL COMPANIES – 29.2%
500,000	ASB Finance Ltd., London (1) (3)	0.25%	06/28/21	499,505
1,000,000	Australia & New Zealand Banking Group (1) (3)	0.25%	06/10/21	999,177
500,000	Bank of Nova Scotia (2) (3 Month USD LIBOR + 0.03%)	0.24%	08/10/21	500,030
1,000,000	BPCE SA (1) (3)	0.30%	05/13/21	999,110
1,000,000	Canadian Imperial Bank of Commerce (1) (3)	0.20%	01/04/21	999,990
1,000,000	Dexia Credit Local SA (1) (3)	0.25%	03/15/21	999,624
500,000	DNB Bank ASA (2) (3) (3 Month USD LIBOR + 0.10%)	0.35%	06/25/21	500,164
500,000	DNB Bank ASA (2) (3) (3 Month USD LIBOR + 0.04%)	0.25%	08/11/21	500,000
1,000,000	Federation Des Caisses Desjardins Du Quebec (1) (3)	0.16%	01/05/21	999,986
1,000,000	Federation Des Caisses Desjardins Du Quebec (1) (3)	0.19%	02/08/21	999,842
1,000,000	Goldman Sachs International (1) (3)	0.30%	03/17/21	999,597
500,000	Mitsubishi UFJ Trust and Banking Co. (1) (3)	0.31%	02/22/21	499,898
500,000	National Australia Bank Ltd. (2) (3) (3 Month USD LIBOR + 0.12%)	0.35%	06/24/21	500,273
1,000,000	NRW Bank (1) (3)	0.21%	03/03/21	999,687
1,000,000	NRW Bank (1) (3)	0.22%	03/17/21	999,586
1,000,000	Societe Generale SA (2) (3) (3 Month USD LIBOR + 0.10%)	0.34%	03/19/21	999,959
500,000	Societe Generale SA (1) (3)	0.30%	06/02/21	499,490

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$1,000,000	Suncorp Metway Ltd. (1) (3)	0.26%	04/07/21	$999,097
750,000	Svenska Handelsbanken AB (2) (3) (3 Month USD LIBOR + 0.04%)	0.25%	08/09/21	750,000
500,000	Toronto Dominion Bank (1) (3)	0.14%	01/05/21	499,994
500,000	Toronto Dominion Bank (1) (3)	0.14%	01/06/21	499,993
500,000	UBS AG, London (2) (3) (3 Month USD LIBOR + 0.17%)	0.40%	07/09/21	500,169
1,000,000	Westpac Securities NZ Ltd. (2) (3) (3 Month USD LIBOR + 0.07%)	0.29%	01/22/21	1,000,042
				17,745,213
	Total Commercial Paper			24,493,710
	Total Corporate Debt (Cost $24,491,972)			24,493,710

NON-U.S. SUB-SOVEREIGN – 0.8% (1)
500,000	British Columbia (Province of)	0.24%	05/13/21	499,686
	Total Non-U.S. Sub-Sovereign (Cost $499,560)			499,686

TENDER OPTION BONDS – 1.6%
1,000,000	Mizuho Floater/Residual Trust (2) (3) (1 Day USD SOFR+ 0.50%)	0.55%	03/01/31	1,000,000
	Total Tender Option Bonds (Cost $1,000,000)			1,000,000

TIME DEPOSITS – 1.6%
1,000,000	Credit Agricole Corporate And Investment Bank SA	0.08%	01/04/21	1,000,000
	Total Time Deposits (Cost $1,000,000)			1,000,000
	Total Investments – 72.7% (Cost $44,239,994)			44,244,854

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
REPURCHASE AGREEMENTS – 27.2%
$1,000,000	Bank of America Securities Inc. (2) (1 Day USD SOFR + 0.20%) Dated 12/31/2020, To be repurchased at $1,000,031 (collateralized by $999,950 par amount of an Asset Backed Security, 0.55%; due 6/25/42; Total Fair Value $1,070,000)	0.28%	01/04/21	$1,000,000
1,000,000	BNP Paribas Securities Co. Dated 12/31/2020, To be repurchased at $1,000,007 (collateralized by $1,000,039 par amount of a U.S. Treasury Strip, 0.00%; due 5/15/50; Total Fair Value $1,020,040)	0.06%	01/04/21	1,000,000
500,000	BNP Paribas Securities Co. Dated 12/31/2020, To be repurchased at $500,200 (collateralized by $492,677 par amount of a Corporate Bond, 3.50%; due 7/15/22; Total Fair Value $550,381)	0.45%	02/01/21	500,000
5,000,000	J.P. Morgan Chase & Co. Dated 12/31/2020, To be repurchased at $5,000,044 (collateralized by $4,989,014 par amount of Government National Mortgage Association, 2.75%; due 1/20/45; Total Fair Value $5,100,004)	0.08%	01/04/21	5,000,000
1,000,000	J.P. Morgan Chase & Co. (2) (1 Day USD SOFR + 0.12%) Dated 12/31/2020, To be repurchased at $1,000,022 (collateralized by $982,793 par amount of Government National Mortgage Association, 2.50%; due 12/20/50; Total Fair Value $1,050,004)	0.20%	01/04/21	1,000,000

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2020 (Concluded)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
REPURCHASE AGREEMENTS (continued)
$8,000,000	TD Securities (USA), LLC Dated 12/31/2020, To be repurchased at $8,000,062 (collateralized by $7,975,272 par amount of Government National Mortgage Association, 3.50% to 4.50%; due 2/20/45 to 10/20/48; Total Fair Value $8,160,000)	0.07%	01/04/21	$8,000,000

	Total Repurchase Agreements (Cost $16,500,000)			16,500,000

	Total Investments in Securities – 99.9% (Cost $60,739,994)			60,744,854

	Other Assets in excess of Liabilities – 0.1%			39,349

	Net Assets – 100.0%			$60,784,203

	Net Asset Value Per Participation Certificate			$1.0001

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.

(2)	Variable rate security. The rate shown is the rate in effect at December 31, 2020. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

(3)	Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid.

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2020

	Government		Money Market
	Portfolio		Portfolio
ASSETS
Investments at amortized cost, and fair value, respectively	$1,380,730,337	(1)	$44,244,854
Repurchase Agreements, at cost, which approximates fair value	417,000,000		16,500,000
Cash	1,243,654		81,017
Accrued interest receivable	315,184		10,281
Other assets	21,564		1,965
Total Assets	1,799,310,739		60,838,117

LIABILITIES
Dividends payable	23,516		585
Payable for securities purchased	47,993,653		—
Accrued expenses payable
Investment advisory fees (Note 4)	71,895		450
Administration fees (Note 4)	29,366		2,056
Custodian fees (Note 4)	40,427		8,690
Transfer agent fees (Note 4)	1,968		5,230
Trustee fees	38,247		4,853
Other liabilities	78,869		32,050
Total Liabilities	48,277,941		53,914
NET ASSETS	$1,751,032,798		$60,784,203

NET ASSETS CONSIST OF:
Paid-in Capital	$1,750,998,208		$60,779,752
Distributable Earnings	34,590		4,451
TOTAL NET ASSETS	$1,751,032,798		$60,784,203

Total Participation Certificates (PCs) outstanding
(3 billion shares authorized for each Portfolio, $0.001 Par Value)	1,750,998,208		60,776,802

Net Asset Value Per PC
(net assets/PCs outstanding)	$1.00		$1.0001
Investments in securities, at cost	$1,797,730,337		$60,739,994

______________

(1)       Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations For the Year Ended December 31, 2020

	Government	Money Market
	Portfolio	Portfolio
INTEREST INCOME	$7,452,791	$1,109,801
EXPENSES
Investment advisory and servicing fees (Note 4)	1,920,875	252,970
Administration fees (Note 4)	809,775	63,239
Custodian fees (Note 4)	144,754	38,955
Audit and tax fees	27,001	27,001
Transfer agent fees (Note 4)	12,112	26,002
Printing fees	24,622	6,619
Insurance expense	41,968	5,989
Fund compliance fees	61,733	4,488
Legal fees	59,966	3,416
Trustee expense	19,787	1,893
S&P Rating fees	15,019	1,783
Registrations fees	16,200	500
Miscellaneous	14,758	7,175
Total expenses	3,168,570	440,030
Less fee waived and/or reimbursed (Note 4)	(1,549,020)	(218,694)
Net Expenses	1,619,550	221,336
NET INVESTMENT INCOME	5,833,241	888,465
NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	343,857	2,823
NET CHANGE IN UNREALIZED DEPRECIATION ON SECURITIES	—	(19,659)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$6,177,098	$871,629

See accompanying notes to financial statements.

Government Portfolio Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net Investment Income	$5,833,241	$23,886,978
Net realized gain on securities sold	343,857	190,074
Net increase in net assets resulting from operations	6,177,098	24,077,052

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0043 and $0.0214 per PC, respectively	(6,171,966)	(24,058,149)
Decrease in net assets from dividends and distributions to PC Holders	(6,171,966)	(24,058,149)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	11,177,485,719	11,440,950,193
Reinvestment of dividends	5,322,121	20,334,217
Cost of PCs repurchased	(10,887,352,196)	(10,757,383,516)
Net increase in net assets resulting from capital transactions	295,455,644	703,900,894
Total increase in net assets	295,460,776	703,919,797

NET ASSETS:
Beginning of year	1,455,572,022	751,652,225
End of year	$1,751,032,798	$1,455,572,022

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	11,177,485,719	11,440,950,193
Reinvestments of dividends	5,322,121	20,334,217
PCs repurchased	(10,887,352,196)	(10,757,383,516)
Net increase in PC’s outstanding	295,455,644	703,900,894

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net Investment Income	$888,465	$4,499,190
Net realized gain on securities sold	2,823	17,710
Net change in unrealized appreciation/(depreciation) on securities	(19,659)	29,229
Net increase in net assets resulting from operations	871,629	4,546,129

DIVIDENDS AND DISTRIBUTIONS TOPARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0052 and $0.0224per PC, respectively	(890,465)	(4,518,357)
Decrease in net assets from dividends and distributions to PC Holders	(890,465)	(4,518,357)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	188,450,000	484,186,241
Reinvestment of dividends	560,950	2,834,047
Cost of PCs repurchased	(333,064,563)	(549,815,979)
Net decrease in net assets resulting from capital transactions	(144,053,613)	(62,795,691)
Total decrease in net assets	(144,072,449)	(62,767,919)

NET ASSETS:
Beginning of year	204,856,652	267,624,571
End of year	$60,784,203	$204,856,652

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	188,436,722	484,162,230
Reinvestments of dividends	560,842	2,833,949
PCs repurchased	(333,092,935)	(549,789,249)
Net decrease in PC’s outstanding	(144,095,371)	(62,793,070)

See accompanying notes to financial statements.

Government Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0041	0.0213	0.0177	0.0079	0.0022
Net Realized Gain (Loss) on Investments	0.0002	0.0001	— (1)	— (1)	—
Total From Investment Operations	0.0043	0.0214	0.0177	0.0079	0.0022

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0043)	(0.0214)	(0.0177)	(0.0079)	(0.0022)
Net Realized Capital Gains	— (1)	—	—	—	—
Total Dividends and Distributions	(0.0043)	(0.0214)	(0.0177)	(0.0079)	(0.0022)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.43%	2.16%	1.78%	0.79%	0.22%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$1,751,033	$1,455,572	$751,652	$707,980	$401,662

Ratio of Net Expenses to Average Net Assets (2)	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets (3)	0.36%	2.11%	1.78%	0.81%	0.23%

______________

(1)	Less than $0.0001 per share.

(2)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.20%, 0.22%, 0.23%, 0.28% and 0.31% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(3)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.26%, 1.99%, 1.65%, 0.63% and 0.02% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16*
Net Asset Value, Beginning of Year	$0.9999	$0.9998	$0.9998	$0.9999	$1.0000

Investment Operations:
Net Investment Income	0.0052	0.0223	0.0191	0.0080	0.0030
Net Realized and Unrealized Gain (Loss) on Investments	0.0002	0.0002	— (1)	(0.0001)	0.0001
Total From Investment Operations	0.0054	0.0225	0.0191	0.0079	0.0031

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0052)	(0.0224)	(0.0191)	(0.0080)	(0.0032)
Total Dividends and Distributions	(0.0052)	(0.0224)	(0.0191)	(0.0080)	(0.0032)
Net Asset Value, End of Year	$1.0001	$0.9999	$0.9998	$0.9998	$0.9999
Total Return	0.54%	2.28%	1.93%	0.78%	0.32%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$60,784	$204,857	$267,625	$65,062	$37,470

Ratio of Net Expenses to Average Net Assets (2)	0.18%	0.18%	0.18%	0.18%	0.18%

Ratio of Net Investment Income to Average Net Assets (3)	0.70%	2.26%	1.93%	0.88%	0.29%

______________

*	Beginning October 11, 2016, the Money Market Portfolio transacts at a floating NAV per share that uses four decimal-place precision (see Note 2).

(1)	Less than $0.0001 per share.

(2)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.35%, 0.32%, 0.36%, 0.57% and 0.33% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(3)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.53%, 2.11%, 1.75%, 0.49% and 0.14% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2020

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company and is organized as a Maryland Corporation governed by a Board of Trustees (the “Board of Trustees” or the “Board”). The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a “diversified” series of the Fund, as that term is defined under the 1940 Act. The assets and liabilities of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held.

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements and U.S. and foreign bank and commercial obligations.

The Fund’s prospectus provides a description of each Portfolio’s investment objective, principal investment strategies, and principal risks.

Indemnification

In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: On October 14, 2014, amendments to Rule 2a-7 under the 1940 Act took effect and effectively created three categories of money market funds: Government, Retail and Institutional. Rule 2a-7 provides that Government and Retail money market funds may seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to certain conditions. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except as noted below). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions. The Money Market Portfolio’s floating NAV and liquidity fee/redemption gate policy took effect on October 11, 2016.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2020
(Continued)

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes market-based prices to value its portfolio holdings, except to the extent that market information is not readily available or deemed by the investment advisor to be unreliable in which case the portfolio holding is valued pursuant to procedures approved by the Board; (3) as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the investment advisor’s determination that such valuations represent the securities’ fair value which is further subject to Board oversight); and (4) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Trustees who are not “interested persons” of the Portfolio as defined in the 1940 Act (the “Independent Trustees”), determination that such action is in the best interest of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2020, the Fund did not have any interest or penalties associated with the underpayment of any federal or state income taxes.

Repurchase Agreements: Under a repurchase agreement, a counterparty sells a security to a Portfolio and agrees to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The repurchase agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. For the Government Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities, and cash, and for the Money Market Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities and obligations of issuers in the financial services industry, and cash. The market value of repurchase agreement collateral must be maintained, on a daily basis, at an amount equal to at least 100% of the repurchase price of the securities subject to the repurchase agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into an insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of December 31, 2020, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios hold for each of their repurchase agreements is disclosed in the Schedules of Investments for the Portfolio and exceeded the value of the corresponding repurchase agreement at December 31, 2020.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2020
(Continued)

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory and servicing fees, custodian fees, and transfer agent fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon the Portfolios’ relative net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Liquidity Fees: For the Money Market Portfolio, any liquidity fees imposed on the value of shares redeemed, in the event that the Portfolio’s weekly liquid assets fall below designated thresholds, are retained by the Portfolio for the benefit of the Portfolio’s remaining shareholders and are recorded as paid-in-capital.

Management Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are generally valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service (Level 2) which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers, and reference data, including market research publications. Fixed-income securities held within the Government Portfolio are valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost valuation method, an investment is valued initially at its cost, and thereafter, a proportionate accretion of the discount or amortization of the premium is applied to the investment’s valuation each day until maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the proportionate accretion is added to the investment’s valuation each day; if the initial cost exceeds the amount payable at maturity (a “premium”), then the proportionate amortization is subtracted from the investment’s valuation each day. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2020
(Continued)

As of December 31, 2020, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument, is set forth in the table below.

	Total Fair Value at December 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$806,839,409	$—	$806,839,409	$—
Agency Obligations	573,890,928	—	573,890,928	—
Repurchase Agreements	417,000,000	—	417,000,000	—
	$1,797,730,337	$—	$1,797,730,337	$—

Money Market Portfolio
U.S. Treasury Obligations	$3,999,255	$—	$3,999,255	$—
Bank Obligations	13,252,203	—	13,252,203	—
Corporate Debt	24,493,710	—	24,493,710	—
Non-U.S. Sub-Sovereign	499,686	—	499,686	—
Tender Option Bonds	1,000,000	—	1,000,000	—
Time Deposits	1,000,000	—	1,000,000	—
Repurchase Agreements	16,500,000	—	16,500,000	—
	$60,744,854	$—	$60,744,854	$—

The fair value of investments may differ significantly from the values that would have been used had quoted prices in active markets for identical securities existed for such investments and may differ significantly from the values the Portfolios’ ultimately realize. Further, certain investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly and/or actively traded securities.

The fair value hierarchy levels assigned to a Portfolio’s investments are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates and Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory and service agent, distribution, administrative, custodian and transfer agent services, and certain other management services, as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund. All Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon Investment Servicing”). As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government Portfolio and Money Market Portfolio so that they individually do not exceed 0.30% of each

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2020
(Continued)

Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets; (ii) BALLC has agreed to waive fees to cap the total expenses of the Money Market Portfolio at 0.175% of the average daily net assets up to $1 billion, 0.16% of the average daily net assets between $1 billion and $2 billion, and 0.155% of the average daily net assets above $2 billion; and (iii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio (collectively, “other fee waivers”).

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses and other fee waivers, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver and the other fee waivers, either the portfolio yield for such day would be not less than 0.01% or the Administrator would have waived all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, either the portfolio yield for such day would be not less than 0.01% or BALLC would have waived all of its fees for such day. The Administrator and BALLC cannot terminate any of the fee waivers disclosed herein prior to May 1, 2021 without the consent of the Board. BALLC and the Administrator will not recoup from the Portfolios any previously waived fees or reimbursed expenses in any subsequent years.

BALLC and the Administrator have also entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund nor the Portfolios are a party to, or financially responsible for, this minimum fee agreement.

As a result of the foregoing waivers, for the year ended December 31, 2020, the Administrator waived $467,102 and $16,010 which the Administrator was otherwise entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. BALLC waived $1,081,918 and $202,684 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the year ended December 31, 2020.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (US) Inc. (previously defined as “BNY Mellon Investment Servicing”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon Investment Servicing are wholly–owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon Investment Servicing earn fees from the Portfolios for serving in these capacities.

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have a distribution plan under Rule 12b-1 of the 1940 Act; accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Fund Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee plus out of pocket expenses for the services provided, which is paid monthly in arrears by the Fund.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides a Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios’ tax returns are subject to examination by federal, state and local jurisdictions, where applicable, for the last three years.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2020
(Continued)

The tax character of distributions paid by the Portfolios during the years ended December 31, 2020 and 2019 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains
Government Portfolio
2020	$6,161,855	$10,111
2019	24,058,149	—
Money Market Portfolio
2020	$890,465	$—
2019	4,518,357	—

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed		Unrealized	Other	Total
	Ordinary	Capital Loss	Appreciation	Temporary	Distributable
Portfolio	Income	Carryforwards	(Depreciation)	Differences	Earnings
Government Portfolio	$34,590	$—	$—	$—	$34,590
Money Market Portfolio	—	—	4,860	(409)	4,451

As of December 31, 2020, the Government Portfolio and the Money Market Portfolio had no capital loss carryforwards.

For the Money Market Portfolio, the aggregate cost basis of securities for U.S. federal income tax purposes was $60,739,994. As of December 31, 2020, the Money Market Portfolio had net unrealized appreciation of $4,860, which consisted of aggregate gross unrealized appreciation of $5,217 and aggregate gross unrealized depreciation of $357. For the Government Portfolio, the aggregate cost basis of securities for U.S. federal income tax purposes was $1,797,730,337.

Note 6. Principal Risks

Credit Risk — Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Portfolio’s investment in that issuer.

Floating Net Asset Value Risk (Money Market Portfolio Only) — The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places.

Income Risk — Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio.

During periods of very low or negative interest rates, a Portfolio may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2020
(Continued)

rates magnifies interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from a Portfolio’s performance to the extent the Portfolio is exposed to such interest rates.

LIBOR Transition Risk — Certain instruments in which a Portfolio may invest rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021 and it is currently anticipated that LIBOR will cease to be published after that time, although there are initiatives underway for the discontinuation to be extended beyond 2021 for certain LIBOR rates. There remains uncertainty regarding the potential effects of the transition away from LIBOR on a Portfolio or on certain instruments in which a Portfolio invests. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, including factors that affect certain countries, regions, markets, or sectors to which the issuer is not directly exposed. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Portfolio and its investments. For example, the novel coronavirus known as COVID-19, which first emerged in the U.S. in January 2020, has resulted in, among other things, significant stressors and operational changes or closures to healthcare providers, national borders, businesses and schools, supply chains and customer activity. This pandemic has resulted in substantial market volatility and may adversely impact the prices and liquidity of a Portfolio’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Selection risk is the risk that the securities selected by the Investment Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Prepayment Risk (Money Market Portfolio Only) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, a Portfolio’s reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreement Risk — The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, a Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk (Government Portfolio Only) — The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

Variable and Floating Rate Investment Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing). The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as LIBOR, the Secured Overnight Financing Rate (“SOFR”), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2020
(Continued)

Note 7. New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update 2020-04 “ASU 2020-04”, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

Note 8. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to December 31, 2020, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Funds, Inc. (the “Fund”), comprised of the Government Portfolio and Money Market Portfolio, as of December 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended December 31, 2016, were audited by other auditors whose report dated February 24, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, counterparties and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.

 Cleveland, Ohio

 February 18, 2021

Plan Investment Fund, Inc.
Trustees and Officers Disclosure
(Unaudited)
December 31, 2020

MANAGEMENT OF THE PORTFOLIOS

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years

Jennifer J. Allen 3545 Lakeland Drive Jackson, MS 39232 Age: 44	Trustee	Indefinite, since 2020(1)	2019 to Present – Executive Vice President and Chief Financial Officer, and from 2014 to 2019 – Senior Vice President, Provider Partnerships, Blue Cross & Blue Shield of Mississippi	Two	None

Nicholas G. Chiarello 4705 University Drive Durham, NC 27707 Age: 42	Trustee	Indefinite, since 2018	2014 to Present – Director of Investments and Assistant Treasurer, Blue Cross and Blue Shield of North Carolina	Two	None

Sandra M. Clarke 601 12th Street Oakland, CA 94607 Age: 52	Trustee	Indefinite, since 2019	2018 to Present – Senior Vice President and Chief Financial Officer, Blue Shield of California 2013 to 2018 – Regional Chief Financial Officer, Daiichi Sankyo, Inc.	Two	None

William A. Coats 4800 Deerwood Campus Parkway, Building 100 Jacksonville, FL 32246 Age: 66	Trustee	Indefinite, since 2018	2011 to Present – Vice President, Treasurer and Chief Investment Officer of GuideWell and Blue Cross and Blue Shield of Florida	Two	None

W. Dennis Cronin 120 Fifth Avenue, Suite 911 Pittsburgh, PA 15222 Age: 54	Trustee	Indefinite, since 2015	2013 to Present – Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer, Highmark Health	Two	None

Plan Investment Fund, Inc.
Trustees and Officers Disclosure
(Unaudited)
December 31, 2020
(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years

John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age: 64	Trustee	Indefinite, since 2015	2007 to Present – Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Two	None

Diane G. Gore 4000 House Avenue Cheyenne, WY 82001 Age: 58	Trustee	Indefinite, since 2018	2019 to Present – President and Chief Executive Officer, and from 2017 to 2019 – Chief Operating Officer, and from 2002 to 2017 – Chief Financial Officer and Treasurer, Blue Cross Blue Shield of Wyoming	Two	None

Robert J. Kolodgy 225 N. Michigan Avenue Chicago, IL 60601 Age: 63	Chairman Trustee	Indefinite, since 2014; Indefinite, since 2010	2016 to Present – Executive Vice President and Chief Financial Officer, and from 2009 to 2016 – Senior Vice President of Financial Services and Government Programs and Chief Financial Officer, Blue Cross Blue Shield Association	Two	None

Gina L. Marting 818 Keeaumoku Street Honolulu, HI 96814 Age: 59	Trustee	Indefinite, since 2018	2020 to Present – Executive Vice President, Chief Financial Officer and Treasurer, and from 2017 to 2020 – Senior Vice President, Chief Financial Officer and Treasurer, and from 2013 to 2017 – Senior Vice President, Accounting & Finance and Assistant Treasurer, Hawaii Medical Service Association	Two	None

Plan Investment Fund, Inc.
Trustees and Officers Disclosure
(Unaudited)
December 31, 2020
(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years

Michael J. Mizeur 2501 Faraway Drive Columbia, SC 29223 Age: 51	Trustee	Indefinite, since 2016	2011 to Present – Executive Vice President, Chief Financial Officer and Treasurer, BlueCross BlueShield of South Carolina	Two	None

Vincent P. Price 100 SW Market Street Portland, OR 97201 Age: 57	Trustee	Indefinite, since 2012	2009 to Present – Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Two	Director, Barrett Business Services, Inc. (since 2017)

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age: 61	Trustee	Indefinite, since 2009	2009 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama	Two	None

T. Ralph Woodard, Jr. 3000 E. Pine Avenue Meridian, ID 83642 Age: 55	Trustee	Indefinite, since 2018	2017 to Present – Executive Vice President and Chief Financial Officer, Blue Cross of Idaho Health Service, Inc.
			2014 to 2016 – Vice President, Treasurer and Chief Risk Officer, BlueCross BlueShield of Tennessee, Inc.	Two	None

(1)	Less than one year.

Plan Investment Fund, Inc.
Trustees and Officers Disclosure
(Unaudited)
December 31, 2020
(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 52	President and Chief Executive Officer	since 2014	2014 to Present – Chief Financial Officer and Treasurer, BCS Financial Corporation

Ann F. Frolik 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age: 54	Secretary and Anti-Money Laundering Officer	since 2018	2018 to Present – Deputy General Counsel, and from 2015 to 2018 – Associate Counsel, BCS Financial Corporation

Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 37	Chief Operating Officer	since 2015	2017 to Present – Vice President, Investment Services and Treasury, and from 2013 to 2017 – Director, Investment Services, BCS Financial Corporation

Brandon R. Kipp 10 High Street, Suite 302 Boston, MA 02110 Age: 37	Chief Compliance Officer	since 2019	2019 to Present – Director and Fund Chief Compliance
Officer, Foreside Fund Officer Services, LLC

2017 to 2019 – Senior Fund Compliance Officer, Ultimus
Fund Solutions, LLC

2014 to 2017 – Assistant Vice President and Compliance
Manager, UMB Fund Services, Inc.

Plan Investment Fund, Inc.
Trustees and Officers Disclosure
(Unaudited)
December 31, 2020
(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 Age: 48	Treasurer	since 2015	2011 to Present – Managing Director and Fund Principal Financial Officer, Foreside Management Services, LLC

(1)	Elected to an annual term.

The Fund does not pay any compensation to the Trustees or to its Officers for acting in such capacities.

The Portfolios’ Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling (800) 621-9215.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

December 31, 2020

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Government Portfolio

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Six Months Ended December 31, 2020*
Actual	$1,000.00	$1,000.50	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.63	$0.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Six Months Ended December 31, 2020*
Actual	$1,000.00	$1,000.10	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	$0.92

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2020

Government Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
U.S. Treasury Obligations	46.1%	$806,839,409
Agency Obligations	32.8	573,890,928
Repurchase Agreements	23.8	417,000,000
Total Investments in Securities	102.7%	$1,797,730,337
Liabilities in excess of Other Assets	(2.7)%	(46,697,539)
Net Assets	100.0%	1,751,032,798

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$433,185,000	24.1%
8-14 days	261,830,000	14.6
15-30 days	212,520,000	11.8
31-60 days	323,994,200	18.0
61-90 days	281,595,000	15.7
91-120 days	157,000,000	8.7
121-150 days	43,739,000	2.4
Over 150 days	83,918,600	4.7
Total Par Value	$1,797,781,800	100.0%

Weighted Average Maturity(1) - 46 days

(1)       Maturity dates and weighted average maturity are determined pursuant to Rule 2a-7 of the 1940 Act.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2020

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Commercial Paper - Financial Companies	29.2%	$17,745,213
Repurchase Agreements	27.2	16,500,000
Bank Obligations - Yankee Certificates of Deposit	20.2	12,252,542
Commercial Paper - Asset Backed Securities	11.1	6,748,497
U.S. Treasury Obligations	6.6	3,999,255
Tender Option Bonds	1.6	1,000,000
Time Deposits	1.6	1,000,000
Bank Obligations - Certificates of Deposit	0.8	500,001
Non-U.S. Sub-Sovereign	0.8	499,686
Bank Obligations - Euro Certificates of Deposit	0.8	499,660
Total Investments in Securities	99.9%	$60,744,854
Other Assets in excess of Liabilities	0.1%	39,349
Net Assets	100.0%	$60,784,203

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$27,000,000	44.4%
8-14 days	3,000,000	4.9
15-30 days	3,500,000	5.8
31-60 days	8,750,000	14.4
61-90 days	7,500,000	12.4
91-120 days	5,750,000	9.5
121-150 days	2,500,000	4.1
Over 150 days	2,750,000	4.5
Total Par Value	$60,750,000	100.0%

Weighted Average Maturity (1) - 42 days

(1)	Maturity dates and weighted average maturity are determined pursuant to Rule 2a-7 of the 1940 Act.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2020

Form N-MFP: The Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-MFP may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

Tax Information: The Portfolios report a portion of the income dividends distributed during the fiscal year ended December 31, 2020, as U.S. Government Income as follows:

Government Portfolio: 61.68%

Money Market Portfolio: 1.79%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations are as follows:

Government Portfolio: 100%

Money Market Portfolio: 100%

The Portfolios designate a percentage of ordinary income distributions as qualified short-term gain pursuant to the American Jobs Creation Act of 2004. They are as follows:

Government Portfolio: 100%

Money Market Portfolio: 100%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. Due to certain statutory limitations, shareholders of mutual funds who are residents of California, Connecticut or New York may be permitted to exclude the portion of ordinary income only if a mutual fund has invested at least 50% of its gross assets at the end of each quarter of the fund’s fiscal year that represents direct U.S. government obligations. For the fiscal year ended December 31, 2020, only the Government Portfolio met the mentioned requirement. Due to the diversity in the state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Portfolios to report the maximum amount permitted under the Code and the regulations thereunder.

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2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund

Board of Trustees

Jennifer J. Allen

Executive Vice President and

Chief Financial Officer

Blue Cross & Blue Shield of Mississippi

Nicholas G. Chiarello

Director of Investments and

Assistant Treasurer

Blue Cross and Blue Shield of North Carolina

Sandra M. Clarke

Senior Vice President and

Chief Financial Officer

Blue Shield of California

William A. Coats

Vice President, Treasurer and

Chief Investment Officer

GuideWell and Blue Cross

and Blue Shield of Florida

W. Dennis Cronin

Senior Vice President of Treasury Services,

Assistant Treasurer and Chief Risk Officer

Highmark Health

John F. Giblin

Executive Vice President

and Chief Financial Officer

BlueCross BlueShield of Tennessee, Inc.

Diane G. Gore

President and

Chief Executive Officer

Blue Cross Blue Shield of Wyoming

Robert J. Kolodgy

Executive Vice President

and Chief Financial Officer

Blue Cross Blue Shield Association

Gina L. Marting

Executive Vice President,

Chief Financial Officer and Treasurer

Hawaii Medical Service Association

Michael J. Mizeur

Executive Vice President,

Chief Financial Officer and Treasurer

BlueCross BlueShield of South Carolina

Vincent P. Price

Executive Vice President

and Chief Financial Officer

Cambia Health Solutions, Inc.

Cynthia M. Vice

Senior Vice President,

Chief Financial Officer and Treasurer

Blue Cross and Blue Shield of Alabama

T. Ralph Woodard, Jr.

Executive Vice President and

Chief Financial Officer

Blue Cross of Idaho Health Service, Inc.

INVESTMENT ADVISOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, Maine 04101

Item 2. Code of Ethics.

Not applicable to the registrant. Each series of the registrant operates as a money market fund. Accordingly, the registrant is not required to adopt a code of ethics under Rule 17j-1(c)(1)(i) under the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Vincent P. Price, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the registrant for the fiscal years ended December 31, 2020 and 2019 for professional services rendered by the registrant’s independent registered public accounting firm, Cohen & Company, Ltd.

	Year Ended December 31,
	2020	2019

Audit fees	$45,000	$45,000
Audit-related fees	$0	$0
Tax fees	$6,000	$6,000
All other fees	$0	$0
Total	$51,000	$51,000

Audit fees include fees billed for professional services associated with the annual audits and filings of the registrant’s Form N-1A, Form N-CSR, and Form N-CEN and audits and filings pursuant to Rule 17f-2 under the 1940 Act. Audit-related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the annual review of the registrant’s financial statements. Tax fees represent fees billed for professional services rendered for tax compliance and tax advice by the registrant’s independent registered public accounting firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2020 and 2019 for which fees are included in the table above were pre-approved by the audit committee of the registrant.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the registrant also is required to pre-approve services by the registrant’s independent auditors to certain affiliated entities as defined by Securities and Exchange Commission (“SEC”) rules, including the registrant’s investment advisor and any entity controlling, controlled by or under common control with the advisor, to the extent such services are determined to have a direct impact on the operations or financial reporting of the registrant. The amount of all other fees billed for services provided to the registrant’s investment advisor or affiliates of the advisor was $0 in 2020 and $0 in 2019.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the registrant, the registrant’s investment advisor and all the advisor’s affiliates as defined by SEC rules, totaled $0 in 2020 and $0 in 2019. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the independent registered public accounting firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the registrant has adopted policies that require that each engagement of the registrant’s independent auditors to render audit or non-audit services to the registrant be pre-approved by the registrant’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the registrant. The registrant’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the registrant’s investment advisor and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations or financial reporting of the registrant. The foregoing pre-approval requirements will not apply to certain non-audit services, provided that such services are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)       Schedule of Investment included in Item 1.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which Participation Certificate holders recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 13. Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable

(a)(4)     None

(b)       Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson
Name:	Alexander D. Hudson
Title:	Chief Operating Officer (Principal Executive Officer)
Date:	February 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander D. Hudson
Name:	Alexander D. Hudson
Title:	Chief Operating Officer
Date:	February 23, 2021

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Treasurer (Principal Financial Officer)
Date:	February 23, 2021

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.